Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2023	2024
	RMB	RMB
Logistics expenses accruals	267,040	227,234
Contract liabilities	163,237	173,769
Outsourced labor cost payable	111,318	91,023
Salary and welfare payable	196,018	177,477
Professional fee accruals	23,408	18,433
Marketing expenses accruals	217,995	244,706
Other tax payable	27,358	44,627
Sales return accrual	20,869	26,368
Consideration payables in relation to business combinations	75,244	60,782
Others	85,692	105,128

Accrued expenses and other current liabilities	1,188,179	1,169,547